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                                    FORM 13F

                              Form 13 F Cover Page

Report for the Calendar Year or Quarter Ended: 06/30/2011

Check here if Amendment [ ]; Amendment Number ________
     This Amendment (Check only one):  [ ] is a restatement
                                       [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Daniels & Tansey, LLP
Address: 1013 Centre Road
         Suite 220
         Wilmington, DE 19805

Form 13F File Number: 028-14068

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Christopher F. Daniels
Title:    Chief Compliance Officer
Phone:    310-594-1070

Signature, Place and Date of Signing:

Christopher  F. Daniels              Wilmington, DE,              August 2, 2011
-----------------------              ---------------              --------------

Report Type (Check only one.):

[x] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.)

List of Other Managers Reporting for this Manager:

   None


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 29
Form 13F Information Table Value Total: 150,171

                                         (thousands)

List of Other Included Managers:

None


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                           FORM 13F INFORMATION TABLE
                               DANIELS+TANSEY LLP
                               AS OF JUNE 30, 2011

COLUMN 1                           COLUMN 2        COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7         COLUMN 8
--------                        --------------     --------- -------- ----------------- ---------- -------- ------------------------
                                                              VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP    (x$1000) PRN AMT  PRN CALL DISCRETION   MGRS    SOLE    SHARED    NONE
--------------                  --------------     --------- -------- -------  --- ---- ---------- -------- ------ ---------- ------
ALPHATEC HOLDINGS INC           COM                02081G102     1270   364983 SH       SOLE       N/A                        364983
DUPONT E I DENMOURS & CO        COM                263534109      250     4627 SH       SOLE       N/A                          4627
FIRST NIAGARA FINANCIAL GRP INC COM                33582V108      181    13732 SH       SOLE       N/A                         13732
FULTON FINANCIAL CORP PA        COM                360271100      107    10000 SH       SOLE       N/A                         10000
NOVOGEN LIMITED                 SPONSORED  ADR     67010F103       13    14400 SH       SOLE       N/A                         14400
SHORE BANCSHARES INC            COM                825107105       82    11744 SH       SOLE       N/A                         11744
SELECT SECTOR SPDR TR           SBI CONS STPLE     81369Y308     3338   106871 SH       SOLE       N/A                        106871
SELECT SECTOR SPDR TR           SBI INT-UTILS      81369Y886     2920    87218 SH       SOLE       N/A                         87218
ISHARES TR                      S&P MIDCAP 400     464287507    21562   220703 SH       SOLE       N/A                        220703
ISHARES TR                      MSCI EAFE INDEX    464287465      200     3331 SH       SOLE       N/A                          3331
ISHARES TR                      MSCI EMERG MKT     464287234      575    12091 SH       SOLE       N/A                         12091
ISHARES TR                      RUSSELL 1000       464287622    23759   321543 SH       SOLE       N/A                        321543
ISHARES TR                      S&P MODERATE       464289875      460    15043 SH       SOLE       N/A                         15043
ISHARES TR                      S&P SMLCAP 600     464287804    10802   147322 SH       SOLE       N/A                        147322
ISHARES TR                      DJ US UTILS        464287697      330     3990 SH       SOLE       N/A                          3990
POWERSHARES DB CMDTY IDX TRA    UNIT BEN INT       73935S105     3971   137137 SH       SOLE       N/A                        137137
SPDR SERIES TR                  DJ REIT ETF        78464A607     5132    77060 SH       SOLE       N/A                         77060
SDPR  S&P 500 ETF TR            TR UNIT            78462F103    14411   109199 SH       SOLE       N/A                        109199
VANGUARD INTL EQUITY INDEX F    MSCI EMR MKT ETF   922042858     7590   156103 SH       SOLE       N/A                        156103
VANGUARD SPECIALIZED PORT       DIV APP ETF        921908844     4370    78061 SH       SOLE       N/A                         78061
ISHARES TR                      BARCLAYS 1-3 YR CR 464288646     1454    13856 SH       SOLE       N/A                         13856
ISHARES TR                      AGENCY BD FUND     464288166     2374    21440 SH       SOLE       N/A                         21440
ISHARES TR                      BARCLAYS US AGG B  464287226    14987   140500 SH       SOLE       N/A                        140500
ISHARES TR                      BARCLAYS INT CRD   464288638     5744    53883 SH       SOLE       N/A                         53883
ISHARES TR                      BARCLAYS MBS BD    464288588    14463   135532 SH       SOLE       N/A                        135532
ISHARES TR                      S&P NATL AMTFREE   464288414      599     5785 SH       SOLE       N/A                          5785
ISHARES TR                      US PFD STOCK IDX   464288687      525    13253 SH       SOLE       N/A                         13253
POWERSHARES GLOBAL ETF TRUST    SOVEREIGN DEBT     73936T573     1206    44525 SH       SOLE       N/A                         44525
SPDR SERIES TR                  BARCLYS YLD ETF    78464A417     7496   186385 SH       SOLE       N/A                        186385